Securities - Summary Of Government-Sponsored Residential Mortgage-Backed Securities With Gross Unrealized Losses (Detail) $ in Thousands	Dec. 31, 2022 USD ($) holding	Dec. 31, 2021 USD ($)
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Number of holdings	802	470
Gross Unrealized Losses
Less than 12 Months	$ 98,038	$ 85,764
12 Months or Longer	1,036,628	26,683
Total	1,134,666	112,447
Fair Value
Less than 12 Months	968,376	5,993,147
12 Months or Longer	5,719,149	810,035
Total	$ 6,687,525	$ 6,803,182
Government-sponsored residential mortgage-backed securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Number of holdings	322	264
Gross Unrealized Losses
Less than 12 Months	$ 42,196	$ 70,502
12 Months or Longer	701,659	0
Total	743,855	70,502
Fair Value
Less than 12 Months	435,690	4,615,457
12 Months or Longer	3,676,218	0
Total	$ 4,111,908	$ 4,615,457
Government-sponsored commercial mortgage-backed securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Number of holdings	199	165
Gross Unrealized Losses
Less than 12 Months	$ 38,944	$ 12,218
12 Months or Longer	182,221	422
Total	221,165	12,640
Fair Value
Less than 12 Months	300,476	1,102,444
12 Months or Longer	1,048,478	15,682
Total	$ 1,348,954	$ 1,118,126
U.S. Agency bonds
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Number of holdings	37	27
Gross Unrealized Losses
Less than 12 Months	$ 645	$ 2,169
12 Months or Longer	147,764	26,261
Total	148,409	28,430
Fair Value
Less than 12 Months	4,145	191,222
12 Months or Longer	948,337	794,353
Total	$ 952,482	$ 985,575
U.S. Treasury securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Number of holdings	5	3
Gross Unrealized Losses
Less than 12 Months	$ 1,311	$ 834
12 Months or Longer	4,956	0
Total	6,267	834
Fair Value
Less than 12 Months	48,451	78,588
12 Months or Longer	44,606	0
Total	$ 93,057	$ 78,588
State and municipal bonds and obligations
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Number of holdings	237	11
Gross Unrealized Losses
Less than 12 Months	$ 14,942	$ 41
12 Months or Longer	14	0
Total	14,956	41
Fair Value
Less than 12 Months	179,614	5,436
12 Months or Longer	225	0
Total	$ 179,839	$ 5,436
Other debt securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Number of holdings | holding	2
Gross Unrealized Losses
Less than 12 Months	$ 0
12 Months or Longer	14
Total	14
Fair Value
Less than 12 Months	0
12 Months or Longer	1,285
Total	$ 1,285